STOCKHOLDERS' DEFICIT (Details Textual) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 11, 2013	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
CommonStock Shares Authorized [Line Items]
Common Stock, Shares Authorized		50,000,000	50,000,000		50,000,000	50,000,000
Common Stock, Par or Stated Value Per Share		$ 0.01	$ 0.01		$ 0.01	$ 0.01
Stock Issued During Period, Shares, New Issues		735,327	2,996,995			2,250,000
Proceeds from Issuance of Common Stock						$ 810,000
Stock Issued During Period, Value, New Issues		551,497	2,247,746			810,000
Stockholders Equity Note Description		Each unit was sold for $0.75 and consisted of 1 share of common stock and 1 five-year warrant, which entitles the holder to purchase 1 share of common stock at an exercise price of $0.75 per share.
Share Price		$ 0.75			$ 0.75
Class of Warrant or Right, Exercise Price of Warrants or Rights	0.001	0.75			0.75
Debt Conversion, Converted Instrument, Shares Issued	2,699,880
Debt Conversion, Converted Instrument, Amount	511,200
Debt Conversion Converted Instrument Excess Shares Issued	770,283
Convertible Debt, Fair Value Disclosures	309,890
Reclassification of Warrants to Derivative Liability			1,097,800	0	231,200	0
Investment Repurchase Agreement, Description of Investments Subject to Agreement			Each unit was sold for $0.75 and consisted of 1 share of common stock and 1 five-year warrant, which entitles the holder to purchase 1 share of common stock at an exercise price of $0.75 pershare.
Warrant [Member]
CommonStock Shares Authorized [Line Items]
Derivative Liability		$ 231,200			$ 231,200